Loan and lease operations (Details 3) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Payments receivable	R$ 11,360	R$ 11,707
Future financial income	(3,511)	(3,094)
Present value	7,849	8,613
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Payments receivable	1,888	1,727
Future financial income	(596)	(456)
Present value	1,292	1,271
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Payments receivable	1,455	1,394
Future financial income	(449)	(369)
Present value	1,006	1,025
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Payments receivable	1,026	1,042
Future financial income	(339)	(296)
Present value	687	746
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Payments receivable	814	834
Future financial income	(271)	(251)
Present value	543	583
Current [member]
IfrsStatementLineItems [Line Items]
Payments receivable	2,273	2,365
Future financial income	(617)	(351)
Present value	1,656	2,014
Current [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Payments receivable	2,273	2,365
Future financial income		(351)
Present value	1,656	2,014
Non current [member]
IfrsStatementLineItems [Line Items]
Payments receivable	9,087	9,342
Future financial income	(2,894)	(2,743)
Present value	6,193	6,599
Non current [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Payments receivable	3,904	4,345
Future financial income	(1,239)	(1,371)
Present value	R$ 2,665	R$ 2,974